Stock-Based Compensation - Summary of Stock Option Activity (Detail) (Stock Option [Member], USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Stock Options, Beginning Balance	1,427,135	1,455,760
Number of Stock Options, Exercised	(354,578)	(28,625)
Number of Stock Options, Ending Balance	1,072,557	1,427,135
Weighted Average Exercise Price, Beginning Balance	$ 10.30	$ 10.31
Number of Stock Options, Exercisable	1,007,987
Weighted Average Exercise Price, Exercised	$ 10.46	$ 10.46
Weighted Average Exercise Price, Ending Balance	$ 10.25	$ 10.30
Weighted Average Exercise Price, Exercisable	$ 10.32
Weighted Average Remaining Contractual Term	2 years 1 month 13 days	2 years 11 months 12 days
Weighted Average Remaining Contractual Term, Exercisable	1 year 10 months 10 days
Aggregate Intrinsic Value	$ 1,848,939	$ 3,466,693
Aggregate Intrinsic Value, Exercisable	$ 1,659,009